Management Report - Segment Results of Operations (Detail) - EUR (€) € in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017
Segment Results of Operations [Line Items]
Net revenues	€ 6,590		€ 6,616		€ 13,567		€ 13,962
Provision for credit losses	95		79		183		212
Noninterest expenses [Abstract]
Compensation and benefits	3,050		2,921		6,052		6,068
General and administrative expenses	2,552		2,724		6,008		5,924
Impairment of goodwill and other intangible assets	0		6		0		6
Restructuring activities	182		64		181		50
Total noninterest expenses	5,784		5,715		12,241		12,049
Noncontrolling interests	0		0		0		0
Income (loss) before income taxes	€ 711		€ 822		€ 1,143		€ 1,701
Cost/income ratio	87.80%		86.40%		90.20%		86.30%
Assets	€ 1,420,960		€ 1,568,734		€ 1,420,960		€ 1,568,734		€ 1,474,732
Risk-weighted assets (CRD 4 - fully loaded)	348,319		354,688		348,319		354,688
CRD 4 leverage exposure measure (spot value at reporting date)	1,324,163		1,442,443		1,324,163		1,442,443
Average shareholders equity	62,236		65,013		62,504		62,773
Average tangible shareholders equity	€ 54,086		€ 56,082		€ 54,074		€ 53,828
Post-tax return on average tangible shareholders equity	2.70%	[1]	3.20%	[2]	1.80%	[3]	3.80%	[4]
Post-tax return on average shareholders equity	2.30%	[1]	2.70%	[2]	1.50%	[3]	3.20%	[4]
Corporate & Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	€ 3,579		€ 3,618		€ 7,424		€ 8,026
Provision for credit losses	11		56		8		113
Noninterest expenses [Abstract]
Compensation and benefits	1,059		973		2,121		2,109
General and administrative expenses	1,848		1,887		4,415		4,289
Impairment of goodwill and other intangible assets	0		6		0		6
Restructuring activities	165		66		178		98
Total noninterest expenses	3,071		2,933		6,715		6,502
Noncontrolling interests	21		19		24		23
Income (loss) before income taxes	€ 475		€ 611		€ 678		€ 1,388
Cost/income ratio	85.80%		81.10%		90.40%		81.00%
Assets	€ 1,076,696		€ 1,210,220		€ 1,076,696		€ 1,210,220
Risk-weighted assets (CRD 4 - fully loaded)	235,060		241,915		235,060		241,915
CRD 4 leverage exposure measure (spot value at reporting date)	963,038		1,078,567		963,038		1,078,567
Average shareholders equity	43,600		44,991		43,650		42,979
Average tangible shareholders equity	€ 40,603		€ 41,962		€ 40,665		€ 40,005
Post-tax return on average tangible shareholders equity	3.40%	[1]	3.90%	[2]	2.40%	[3]	4.70%	[4]
Post-tax return on average shareholders equity	3.10%	[1]	3.60%	[2]	2.20%	[3]	4.30%	[4]
Private & Commercial Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	€ 2,542		€ 2,559		€ 5,182		€ 5,263
Provision for credit losses	86		22		174		100
Noninterest expenses [Abstract]
Compensation and benefits	1,000		989		1,977		1,994
General and administrative expenses	1,184		1,214		2,450		2,454
Impairment of goodwill and other intangible assets	0		0		0		0
Restructuring activities	11		(4)		(7)		(52)
Total noninterest expenses	2,194		2,199		4,421		4,396
Noncontrolling interests	0		(1)		0		(1)
Income (loss) before income taxes	€ 262		€ 338		€ 586		€ 768
Cost/income ratio	86.30%		85.90%		85.30%		83.50%
Assets	€ 337,744		€ 332,531		€ 337,744		€ 332,531
Risk-weighted assets (CRD 4 - fully loaded)	88,031		88,534		88,031		88,534
CRD 4 leverage exposure measure (spot value at reporting date)	348,542		345,998		348,542		345,998
Average shareholders equity	14,041		15,323		14,248		14,915
Average tangible shareholders equity	€ 11,991		€ 13,196		€ 12,151		€ 12,873
Post-tax return on average tangible shareholders equity	6.30%	[1]	6.90%	[2]	7.00%	[3]	8.00%	[4]
Post-tax return on average shareholders equity	5.40%	[1]	5.90%	[2]	5.90%	[3]	6.90%	[4]
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues	€ 561		€ 676		€ 1,106		€ 1,283
Provision for credit losses	(1)		0		0		0
Noninterest expenses [Abstract]
Compensation and benefits	194		202		388		400
General and administrative expenses	240		234		517		455
Impairment of goodwill and other intangible assets	0		0		0		0
Restructuring activities	7		2		9		4
Total noninterest expenses	441		438		914		860
Noncontrolling interests	26		1		26		1
Income (loss) before income taxes	€ 93		€ 238		€ 165		€ 422
Cost/income ratio	78.80%		64.80%		82.70%		67.00%
Assets	€ 9,937		€ 11,509		€ 9,937		€ 11,509
Risk-weighted assets (CRD 4 - fully loaded)	9,498		9,018		9,498		9,018
CRD 4 leverage exposure measure (spot value at reporting date)	4,767		3,268		4,767		3,268
Average shareholders equity	4,595		4,698		4,606		4,695
Average tangible shareholders equity	€ 1,492		€ 924		€ 1,258		€ 768
Post-tax return on average tangible shareholders equity	18.00%	[1]	68.90%	[2]	18.90%	[3]	73.70%	[4]
Post-tax return on average shareholders equity	5.90%	[1]	13.50%	[2]	5.20%	[3]	12.10%	[4]
Corporate and Other [Member]
Segment Results of Operations [Line Items]
Net revenues	€ (91)		€ (237)		€ (145)		€ (610)
Provision for credit losses	(2)		1		0		0
Noninterest expenses [Abstract]
Compensation and benefits	798		757		1,566		1,565
General and administrative expenses	(721)		(611)		(1,375)		(1,274)
Impairment of goodwill and other intangible assets	0		0		0		0
Restructuring activities	0		0		0		0
Total noninterest expenses	77		145		191		291
Noncontrolling interests	(48)		(19)		(51)		(23)
Income (loss) before income taxes	€ (119)		€ (364)		€ (286)		€ (878)
Cost/income ratio	0.00%		0.00%		0.00%		0.00%
Assets	€ 0		€ 14,473		€ 0		€ 14,473
Risk-weighted assets (CRD 4 - fully loaded)	15,730		15,221		15,730		15,221
CRD 4 leverage exposure measure (spot value at reporting date)	7,816		14,610		7,816		14,610
Average shareholders equity	0		0		0		184
Average tangible shareholders equity	€ 0		€ 0		€ 0		€ 182
Post-tax return on average tangible shareholders equity	0.00%	[1]	0.00%	[2]	0.00%	[3]	0.00%	[4]
Post-tax return on average shareholders equity	0.00%	[1]	0.00%	[2]	0.00%	[3]	0.00%	[4]

[1]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 44%. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the applied tax rate was 28%.
[2]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 43%. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the applied tax rate was 33%.
[3]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 54%. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the applied tax rate was 28%.
[4]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 39%. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the applied tax rate was 33%.